Significant Accounting Policies - Leases (Details)	12 Months Ended
Dec. 31, 2022
Buildings | Minimum
Significant accounting policies
Right-of-use assets, depreciation term	1 year
Buildings | Maximum
Significant accounting policies
Right-of-use assets, depreciation term	4 years
Equipment | Minimum
Significant accounting policies
Right-of-use assets, depreciation term	1 year
Equipment | Maximum
Significant accounting policies
Right-of-use assets, depreciation term	4 years